Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	$ 124,981	$ 154,784
Up to 1 month [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	2,470	2,535
Over 1 month and up to 3 months [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	5,015	5,137
Over 3 months and up to 12 months [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	21,730	22,417
Over 1 year and up to 3 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	43,130	55,188
Over 3 years and up to 5 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	21,288	30,302
Over 5 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	31,348	39,205
Buildings [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	99,915	121,019
Buildings [member] | Up to 1 month [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	1,646	1,726
Buildings [member] | Over 1 month and up to 3 months [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	3,371	3,519
Buildings [member] | Over 3 months and up to 12 months [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	14,501	15,286
Buildings [member] | Over 1 year and up to 3 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	28,663	37,063
Buildings [member] | Over 3 years and up to 5 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	20,869	24,899
Buildings [member] | Over 5 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	30,865	38,526
ATMs [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	25,066	33,765
ATMs [member] | Up to 1 month [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	824	809
ATMs [member] | Over 1 month and up to 3 months [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	1,644	1,618
ATMs [member] | Over 3 months and up to 12 months [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	7,229	7,131
ATMs [member] | Over 1 year and up to 3 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	14,467	18,125
ATMs [member] | Over 3 years and up to 5 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	419	5,403
ATMs [member] | Over 5 years [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities [Line Items]
Total	$ 483	$ 679